UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven Rohlfing
Title:    Chief Financial Officer
Phone:    (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York               May 16, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $698,989
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                               Name
--------------------                               ----
28-10548                                           SLS Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE


COL 1                      COL 2         COL 3        COL 4        COL 5               COL 6          COL 7          COL 8

                                                     Market                      Investmt   Investmt               Voting
                                                     Value    Shs/Prn   Sh/ Put/ Discretn   Discretn  Other      Authority
Name of Security         Title of Class   CUSIP     (x0000)   Amount    Prn Call  SOLE      SHARED    Mgrs  SOLE      SHARED    NONE
----------------         --------------   -----     -------   ------    --- ----  ----      ------    ----  ----      ------    ----
Allmerica Finl Corp           COM         019754100 53,957    1,500,892 SH       1,211,750  289,142   NONE  1,211,750  289,142
Ace Aviation
   Holdings Inc-A             COM         00440P201 38,536    1,229,500 SH         996,489  233,011           996,489  233,011
Algoma Steel Inc              COM         01566M204 28,547    1,054,000 SH         862,773  191,227           862,773  191,227
PNC Finl Svcs
   Group Inc                  COM         693475105 27,784      539,700 SH         438,980  100,720           438,980  100,720
Ashland Inc                   COM         044204105 27,190      403,000 SH         330,796   72,204           330,796   72,204
Instinet Group Inc            COM         457750107 26,883    4,572,013 SH       3,746,602  825,411         3,746,602  825,411
Keycorp New                   COM         493267108 26,486      816,200 SH         649,805  166,395           649,805  166,395
Sprint Corp                 COM FON       852061100 24,679    1,084,800 SH         837,247  247,553           837,247  247,553
Cablevision Sys Corp     CL A NY CABLVS   12686C109 23,831      849,600 SH         665,751  183,849           665,751  183,849
Aetna Inc New                 COM         00817Y108 20,356      271,600 SH         206,684   64,916           206,684   64,916
Washington Group
   Intl Inc                 COM NEW       938862208 19,724      438,398 SH         339,935   98,463           339,935   98,463
Masonite Intl Corp            COM         575384102 19,251      552,274 SH         449,690  102,584           449,690  102,584
Readers Digest
   Assn Inc                   COM         755267101 18,526    1,070,260 SH         826,277  243,983           826,277  243,983
Huntington
   Bancshares Inc             COM         446150104 18,122      758,250 SH         619,976  138,274           619,976  138,274
Pharmaceutical
   Hldrs Tr              DEPOSITRY RCPT   71712A206 17,546      243,900 SH         199,091   44,809           199,091   44,809
Sovereign Bancorp Inc         COM         845905108 17,382      784,400 SH         597,377  187,023           597,377  187,023
Williams Cos Inc Del          COM         969457100 17,328      921,200 SH         746,926  174,274           746,926  174,274
Pogo Producing Co             COM         730448107 16,648      338,100 SH         276,095   62,005           276,095   62,005
Leap Wireless
   International Inc          COM         521863308 16,276      624,798 SH         473,184  151,614           473,184  151,614
Occidental Pete
   Corp Del                   COM         674599105 16,255      228,400 SH         186,437   41,963           186,437   41,963
Lakes Entmnt Inc              COM         51206P109 15,816      878,686 SH         719,903  158,783           719,903  158,783
EchoStar
   Communications New         CL A        278762109 15,798      540,100 SH         426,109  113,991           426,109  113,991
Circuit City Store Inc        COM         172737108 12,267      764,300 SH         628,182  136,118           628,182  136,118
Norbord Inc                   COM         65548P106 12,120    1,189,600 SH         874,279  315,321           874,279  315,321
Allied Waste Inds Inc   COM PAR$.01 NEW   019589308 12,062    1,650,000 SH       1,362,661  287,339         1,362,661  287,339
Freescale
   Semiconductor Inc        COM CL A      35687M107 12,011      708,600 SH         582,062  126,538           582,062  126,538
Viacom Inc                    CL B        925524308 11,842      340,000 SH         280,884   59,116           280,884   59,116
Commonwealth
   Tel Enterprises            COM         203349105 10,565      224,126 SH         183,893   40,233           183,893   40,233
Ameritrade Hldg
   Corp New                   COM         03074K100 10,373    1,016,000 SH         727,382  288,618           727,382  288,618
Diana Shipping Inc            COM         Y2066G104  9,312      563,000 SH         465,107   97,893           465,107   97,893
Walter Inds Inc               COM         93317Q105  8,995      211,400 SH         172,222   39,178           172,222   39,178
Suncor Energy Inc             COM         867229106  8,806      219,000 SH         178,837   40,163           178,837   40,163
Citizens
   Communications Co          COM         17453B101  8,359      646,006 SH         572,304   73,702           572,304   73,702
Alliance Gaming Corp        COM NEW       01859P609  7,603      792,800 SH         647,406  145,394           647,406  145,394
OccuLogix Inc                 COM         67461T107  7,482      888,591 SH         727,547  161,044           727,547  161,044
Grace W R & Co Del New        COM         38388F108  7,308      857,800 SH         695,748  162,052           695,748  162,052
OM Group Inc                  COM         670872100  5,874      193,100 SH         159,524   33,576           159,524   33,576
Morgan Stanley              COM NEW       617446448  5,725      100,000 SH          82,612   17,388            82,612   17,388
Renovis Inc                   COM         759885106  5,397      668,734 SH         503,590  165,144           503,590  165,144
Fleetwood
   Enterprises Inc            COM         339099103  5,130      589,600 SH         487,083  102,517           487,083  102,517
Freescale
   Semiconductor Inc          CL B        35687M206  4,720      273,600 SH         224,473   49,127           224,473   49,127
Medis Technologies Ltd        COM         58500P107  4,599      320,732 SH         268,487   52,245           268,487   52,245
Stolt Offshore S A       SP ADR REG COM   861567105  3,940      500,000 SH         413,064   86,936           413,064   86,936
Silicon Graphics Inc          COM         827056102  3,178    2,670,731 SH       2,039,476  631,255         2,039,476  631,255
Radyne ComStream Inc        COM NEW       750611402  1,634      200,000 SH         200,000        0           200,000        0
Motient Corp                  COM         619908304    290       10,000 SH           8,262    1,738             8,262    1,738
Altria Group Inc Jan 06       COM         02209S103 12,476      190,800 SH  PUT    160,600   30,200           160,600   30,200
                                                   698,989


02740.0001 #571361